Income Tax Benefits / (Expenses) - Summary of Income Tax Benefits / (Expenses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred Taxes [line Items]
Current taxes	€ (189)	€ (856)	€ (1,602)
Deferred taxes	318	(3,475)	3,205
Income tax benefits / (expenses)	€ 129	€ (4,331)	€ 1,603